Acquisitions and Divestitures (Chatom Gathering, Processing and Fractionation Plant(Details) (USD $)	3 Months Ended		6 Months Ended			3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013 High Point Infrastructure Partners, LLC [Member]	Jun. 30, 2013 Chatom Processing, Gathering and Fraftionation Plant [Member] mi	Jul. 02, 2012 Chatom Processing, Gathering and Fraftionation Plant [Member]
Business Acquisition [Line Items]
Payments on long-term debt			$ 56,546,000	$ 25,350,000
Revenues	77,608,000	43,322,000	137,088,000	88,180,000		5,200,000
Consideration transferred to acquire the Chatom Assets
Cash								51,377,000
Unbilled revenue								4,535,000
Property, plant and equipment, net	314,259,000		314,259,000		223,819,000			58,279,000
Asset retirement cost	34,250,000		34,250,000		8,319,000			(452,000)
Accounts payable	7,001,000		7,001,000		5,527,000			399,000
Accrued gas purchases	18,159,000		18,159,000		17,034,000			3,631,000
Asset retirement obligation								452,000
Non-controlling interest	7,338,000		7,338,000		7,438,000			7,407,000
Total identifiable net assets								51,377,000
Acquisition (Textual) [Abstract]
Total cash consideration								51,400,000
Chatom Assets Location							15
Capacity of Refrigeration Processing Plant							25
Fractionation unit							1,900
Long-ton per day sulfur recovery							160
Gas Gathering System							29
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	12.60%		12.60%
Assumed Cost of Capital			9.25%
Inflationary Cost			2.50%
Effective Income Tax Rate, Continuing Operations			35.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes			6.50%
Net (loss) income attributable to the Partnership	$ (22,114,000)	$ 2,327,000	$ (25,667,000)	$ 4,018,000		$ 2,000,000